Eaton Vance Asian Small Companies Fund
                             Eaton Vance Growth Fund
                      Eaton Vance Greater China Growth Fund
                        Eaton Vance Information Age Fund
                   Eaton Vance Worldwide Health Sciences Fund
    Supplement to Statements of Additional Information dated January 1, 2002

                      Atlanta Capital Large-Cap Growth Fund
                             Atlanta Small-Cap Fund
                         Atlanta Intermediate Bond Fund
                        Eaton Vance Large-Cap Growth Fund
                           Eaton Vance Small-Cap Fund
    Supplement to Statements of Additional Information dated February 1, 2002


Effective October 1, 2002, Thomas E. Faust Jr. has replaced James B. Hawkes as President of the Trust. Duncan W. Richardson has replaced Mr. Hawkes as President of the Growth and Information Age Portfolios. Kristin S. Anagnost has replaced James L. O'Connor as Treasurer of the Large-Cap Growth and Small-Cap Portfolios. William J. Austin has replaced Mr. O'Connor as Treasurer of the
Asian Small Companies, Growth, Greater China Growth and Information Age Portfolios. Barbara E. Campbell has replaced Mr. O'Connor as Treasurer of the Worldwide Health Sciences Portfolio. Mr. O'Connor has resigned as Vice President of the Asian Small Companies and Greater China Growth Portfolios. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

James B. Hawkes      Trustee of the     Trustee of the     Chairman, President and Chief            178            Director of EVC
11/09/41             Trust; Trustee     Trust-1982;        Executive Officer of BMR, Eaton
                     and President of   Trustee of         Vance and their corporate parent
                     Large-Cap,         Growth             and trustee (EVC and EV); Director
                     Growth, Small-     Portfolio-1993     of EV; Vice President and Director
                     Cap and            and Information    of EVD.  Trustee and/or officer of
                     Worldwide          Age Portfolio-     178 investment companies in the
                     Health Sciences    1995; Trustee      Eaton Vance Fund Complex.  Mr.
                     Portfolios;        and President of   Hawkes is an interested person
                     Trustee and Vice   Worldwide          because of his positions with
                     President of       Health Sciences    BMR, Eaton Vance and EVC, which
                     Asian Small        Portfolio-1996     are affiliates of the Trust and
                     Companies and      and Large-Cap      the Portfolios.
                     Greater China      Growth and
                     Growth Portfolios  Small-Cap
                                        Portfolios-
                                        2001; Trustee
                                        and Vice
                                        President of
                                        Greater China
                                        Growth
                                        Portfolio-1992
                                        and Asian Small
                                        Companies
                                        Portfolio-1996

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

THOMAS E. FAUST JR.   President of the Trust        Since 2002                  Executive Vice President and Chief Investment
5/31/58                                                                         Officer of Eaton Vance and BMR and Director of EVC.
                                                                                Officer of 49 investment companies managed by
                                                                                Eaton Vance or BMR.

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

DUNCAN W. RICHARDSON    President of Growth and     Since 2002                  Senior Vice President and Chief Equity Investment
10/26/57                Information Age Portfolios                              Officer of Eaton Vance and BMR.  Officer of 40
                                                                                investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust      Since 1989                  Vice President of BMR, Eaton Vance and EVD.
04/01/45                                                                        Officer of 100 investment companies managed by
                                                                                Eaton Vance or BMR.

KRISTIN S. ANAGNOST     Treasurer of the Large-     Since 2002                  Vice President of BMR and Eaton Vance.  Officer of
6/12/65                 Cap Growth and Small-Cap                                105 investment companies managed by Eaton Vance
                        Portfolios                                              or BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of the Asian      Since 2002                  Assistant Vice President of BMR and Eaton Vance.
12/27/51                Small Companies, Growth,                                Officer of 54 investment companies managed by
                        Greater China Growth and                                Eaton Vance or BMR.
                        Information Age Portfolios

BARBARA E. CAMPBELL     Treasurer of the Worldwide  Since 2002                  Vice President of BMR and Eaton Vance.  Officer of
6/19/57                 Health Sciences Portfolio                               178 investment companies managed by Eaton Vance
                                                                                or BMR.


October 9, 2002